Patents (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Patents
	Cost	Accumulated Amortization	Net Book Value
As at December 31, 2016
Patents	$345,603	$222,252	$123,351

As at December 31, 2015
Patents	$357,059	$201,846	$155,213

Estimated Future Amortization Expense of Patents	The estimated future amortization expense of patents as at December 31, 2016 is as follows:
Year ending December 31:	Amount
2017	$20,874
2018	17,941
2019	16,354
2020	15,302
2021	14,566
$85,037